Changes in Fair Value of Level Three Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 73,451		¥ 74,026
Total realized and unrealized gains (losses), included in earnings	5,765	[1]	(1,214)	[1]
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	1,984	[2]	505	[2]
Purchases	1,836		3,144
Settlements	(2,982)		(2,784)
Other	(3,162)		(226)
Ending balance	76,892		73,451
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	5,765	[1]	(1,215)	[1]
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,513		4,581
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	(2)	[2]	(2)	[2]
Settlements			(500)
Transfers into level 3	703	[3]	2,116	[3]
Transfers out of level 3			(4,682)	[4]
Ending balance	2,214		1,513
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	15,291		19,751
Total realized and unrealized gains (losses), included in earnings	12	[1]	27	[1]
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	2,086	[2]	271	[2]
Purchases	4,701		6,994
Settlements	(4,100)		(5,961)
Transfers into level 3	4,906	[3]	956	[3]
Transfers out of level 3	(2,244)	[4]	(6,747)	[4]
Other	100
Ending balance	20,752		15,291
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	(14)	[1]	(2)	[1]
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	309		299
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	(9)	[2]	10	[2]
Transfers out of level 3	(300)	[4]
Ending balance			¥ 309

[1]	Earning effects are included in financial services revenue in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.
[3]	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.
[4]	Certain corporate bonds were transferred out of level 3 because quoted prices became available.